UNAUDITED CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2024	$ 100	$ 15,110	$ 2,773,081	$ (173,365)	$ (12,746,094)	$ (13,714)	$ (10,144,882)
Beginning Balance, shares at Dec. 31, 2024	1,000,000	151,096,262
Dividend					(188,744)		(188,744)
Foreign currency translation adjustment				(228,790)		(10)	(228,800)
Net loss for the period					(512,137)		(512,137)
Ending balance, value at Jun. 30, 2025	$ 100	$ 15,110	2,773,081	(402,155)	(13,446,975)	(13,724)	(11,074,563)
Ending Balance, shares at Jun. 30, 2025	1,000,000	151,096,262
Beginning balance, value at Dec. 31, 2025	$ 100	$ 15,110	2,773,081	(464,855)	(13,755,305)	(15,093)	(11,446,962)
Beginning Balance, shares at Dec. 31, 2025	1,000,000	151,096,262
Dividend					(188,744)		(188,744)
Foreign currency translation adjustment				10,108		90	10,198
Net loss for the period					(104,858)	(2)	(104,860)
Ending balance, value at Jun. 30, 2026	$ 100	$ 15,110	$ 2,773,081	$ (454,747)	$ (14,048,907)	$ (15,005)	$ (11,730,368)
Ending Balance, shares at Jun. 30, 2026	1,000,000	151,096,262